Business Segment Data - Reconciliation of Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues:	$ 456	$ 764	$ 1,117
Interest Expense:	1,330	1,633	1,367
Interest Income:	198	333	143
Depreciation and Amortization Expense:	5,455	146	8
Net Loss:	(70,093)	(28,198)	(30,984)
Capital Expenditures:	266	736	645
Other
Segment Reporting Information [Line Items]
Revenues:	250	750	1,198
Interest Expense:	1,240	1,069	328
Interest Income:	198	326	129
Depreciation and Amortization Expense:	0	0	0
Net Loss:	(61,335)	(11,546)	(20,367)
Capital Expenditures:	0	0	0
Eliminations
Segment Reporting Information [Line Items]
Revenues:	(27)	(81)	(81)
Technology Segment
Segment Reporting Information [Line Items]
Revenues:	233	95	0
Interest Expense:	90	564	1,039
Interest Income:	0	7	14
Technology Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenues:	233	95	0
Interest Expense:	90	564	1,039
Interest Income:	0	7	14
Depreciation and Amortization Expense:	5,455	146	8
Net Loss:	(8,758)	(16,652)	(10,617)
Capital Expenditures:	$ 266	$ 736	$ 645